Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2013
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Short-term bank loans	¥282,238	¥347,842
Asset backed notes	49,636	37,448
Medium-term notes	141,033	159,963
Commercial paper	491,941	693,044

	¥964,848	¥1,238,297

The weighted average interest rates on short-term debt outstanding at March 31, 2012 and 2013 were 0.88% and 0.86%, respectively.

Long-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥198	¥160
0.76% Japanese yen unsecured bond due 2012	70,000	—

	70,198	160
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	14,746	15,830
Unsecured, principally from banks	897,769	1,043,857
Asset backed notes, maturing through 2016	511,384	681,020
1.48% Japanese yen unsecured bond due 2012	30,000	—
0.49% Japanese yen unsecured bond due 2012	20,000	—
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	40,000	40,000
0.48% Japanese yen unsecured bond due 2017	40,000	40,000
0.37% Japanese yen unsecured bond due 2017	—	30,000
0.35% Japanese yen unsecured bond due 2017	—	35,000
0.27% Japanese yen unsecured bond due 2018	—	30,000
0.59% Japanese yen unsecured bond due 2019	—	10,000
0.56% Japanese yen unsecured bond due 2019	—	15,000
0.55% Japanese yen unsecured bond due 2020	—	10,000
Medium-term notes, maturing through 2023	1,397,532	1,580,951
Less unamortized discount, net	5,233	5,927

	3,076,198	3,655,731

Total long-term debt	3,146,396	3,655,891
Less current portion	911,395	945,046

Total long-term debt, excluding current portion	¥2,235,001	¥2,710,845

Pledged assets at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012	2013
Trade accounts and notes receivable	¥10,119	¥12,422
Inventories	3,289	11,154
Property, plant and equipment	22,102	26,169
Finance subsidiaries-receivables	570,655	724,399

Certain loans are secured by trade accounts and notes receivable, inventories and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.37% to 13.96% per annum at March 31, 2013 and weighted average interest rates on total outstanding long-term debt at March 31, 2012 and 2013 were 2.10% and 1.82%, respectively. Asset backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2012 and 2013 were 1.18% and 0.89%, respectively. Medium-term notes are unsecured, and their interest rates range from 0.49% to 5.51% at March 31, 2012 and from 0.38% to 5.03% at March 31, 2013.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥945,046

2015	967,704
2016	679,173
2017	536,391
2018	329,334
After five years	198,243

2,710,845

Total	¥3,655,891

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (notes 16 and 17).

At March 31, 2013, Honda had unused line of credit facilities amounting to ¥2,279,547 million, of which ¥518,334 million related to commercial paper programs and ¥1,761,213 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2013, the Company and its finance subsidiaries also had committed lines of unused credit amounting to ¥814,061 million. Within these lines, the unused committed lines supporting the commercial paper programs are ¥805,610 million. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.